STATEMENT OF STOCKHOLDERS' EQUITY (Parenthetical)	Dec. 31, 2013 $ / shares
Reversal Of Common Stock Issuance [Member]
Equity Issuance [Line Items]
Equity issuance, amount per share	$ 0.50